TRADE AND OTHER PAYABLES (Tables)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Trade and other payables
	September 30, 2019	December 31, 2018
	$	$

Trade Payables	32,544	63,279
Accrued Liabilities	85,101	66,000

	117,645	129,279